Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Temporary differences, tax losses carry forward and tax credits with no recognized deferred tax asset	€ 21,853	€ 21,569
Deferred tax assets derecognized (re-recognized)	44	533	€ 99
Net income tax liability relating to uncertain tax positions	207	184
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss	400
Undistributed earnings, deferred tax liability not recognized	€ 377	356
Finland
Deferred tax assets and liabilities
Deferred tax assets derecognized (re-recognized)		€ 2,500